Commitments and Contingencies	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
19.	Commitments and contingencies

Operating lease commitment

As of June 30, 2023, future minimum commitments under non-cancelable agreements were as follows:

	Payment due by schedule
	Less than 1 year	1-5 years	Total

Office rentals	786	786	1,572

The operating lease commitments as of June 30, 2023 presented above consist of lease that has not yet commenced but that created significant rights and obligations for the Company, which is not included in operating lease right-of-use assets and lease liabilities.

Legal Proceedings

As of June 30, 2022, and 2023, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position results of operations, or cash flows.